BUSINESS COMBINATIONS AND TRANSACTIONS - Schedule of Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 511,333		$ 234,161	$ 221,102
Legacy Dole
Business Acquisition [Line Items]
Current assets, less inventory and cash acquired		$ 611,526
Inventory		257,201
Property, plant and equipment		1,265,303
Intangible assets		310,659
Other assets		427,153
Goodwill		274,048
Current liabilities, less current portion of debt		(662,590)
Debt		(1,392,176)
Other liabilities		(621,193)
Assets and liabilities acquired		469,931
Noncontrolling interests assumed		(9,618)
Net assets and liabilities acquired		$ 460,313